Restructuring expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 103	SFr 157
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	58	50
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	45	107
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	25	69
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	20	38
Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	113	122
Bank | General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	68	20
Bank | Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	45	102
Bank | of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	26	66
Bank | of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 19	SFr 36